CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Shares	Non Controlling Interest	Total
Balance at Dec. 31, 2022	$ 19,186	$ 16,604	$ (38,521)	$ (8,186)	$ 0	$ 557	$ (10,360)
Balance, shares at Dec. 31, 2022	37,433,333
Net Income (Loss) attributable to ICTS International N.V	$ 0	0	7,081	0	0	0	7,081
Translation adjustment	0	0	0	(55)	0	196	141
Unrealized gains (loss) on derivative instruments	0	0	0	124	0	0	124
Stock-based compensation – AU10TIX Technologies B.V.	0	0	0	0	0	715	715
Additional payment for shares issued in previous years	0	1,214	0	0	0	0	1,214
Commitment to purchase shares from certain directors and officers	$ 0	0	0	0	(1,518)	0	(1,518)
Balance, shares at Dec. 31, 2023	37,433,333
Balance at Dec. 31, 2023	$ 19,186	17,818	(31,440)	(8,117)	(1,518)	1,468	(2,603)
Net Income (Loss) attributable to ICTS International N.V	0	0	(4,232)	0	0	(10)	(4,242)
Reduce of nominal value shares	(18,760)	18,760	0	0	0	0	0
Translation adjustment	0	0	0	(147)	0	0	(147)
Unrealized gains (loss) on derivative instruments	0	0	0	(103)	0	0	(103)
Stock-based compensation – AU10TIX Technologies B.V.	0	0	0	0	0	858	858
Exercise of options – AU10TIX Technologies B.V	0	2,022	0	0	0	(2,022)	0
Dividend to AU10TIX Technologies B.V shareholders	$ 0	0	0	0	0	(170)	$ (170)
Balance, shares at Dec. 31, 2024	37,433,333						37,433,333
Balance at Dec. 31, 2024	$ 426	38,600	(35,672)	(8,367)	(1,518)	124	$ (6,407)
Net Income (Loss) attributable to ICTS International N.V	0	0	(14,348)	0	0	(353)	(14,701)
Translation adjustment	0	0	0	(283)	0	0	(283)
Unrealized gains (loss) on derivative instruments	0	0	0	105	0	0	105
Stock-based compensation – AU10TIX Technologies B.V.	0	0	0	0	0	58	58
Exercise of options – AU10TIX Technologies B.V	$ 0	1,753	0	0	0	(1,753)	$ 0
Balance, shares at Dec. 31, 2025	37,433,333						37,433,333
Balance at Dec. 31, 2025	$ 426	$ 40,353	$ (50,020)	$ (8,545)	$ (1,518)	$ (1,924)	$ (21,228)